UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/03

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:		4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Jacksonville Beach, FL    5 May 2003
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		85

Form 13F Information Table Value Total:	              $103,516 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corporation                COM              00130H105       73 20284.000SH       Sole                20284.000
Agilent Technologies Inc.      COM              00846U101      242 18422.000SH       Sole                18422.000
Albertson's Incorporated       COM              013104104      727 38555.000SH       Sole                38555.000
Allstate Corp.                 COM              020002101      768 23153.000SH       Sole                23153.000
American Electric Power        COM              025537101      553 24215.000SH       Sole                24215.000
American International Group,  COM              026874107     1794 36277.500SH       Sole                36277.500
American Natl Ins Co.          COM              028591105     1745 22395.000SH       Sole                22395.000
Amsouth Bancorporation         COM              032165102     2874 144570.000SH      Sole               144570.000
Arris Group, Inc.              COM              04269Q100      222 60000.000SH       Sole                60000.000
Bank of America                COM              060505104     1886 28216.000SH       Sole                28216.000
Biotech Holders Trust          COM              09067D201      200 2150.000 SH       Sole                 2150.000
Boeing                         COM              097023105      891 35554.000SH       Sole                35554.000
Bristol Myers Squibb           COM              110122108     1383 65443.000SH       Sole                65443.000
British Petroleum Corporation  COM              055622104      388 10049.000SH       Sole                10049.000
Cascade Natural Gas            COM              147339105      346 17825.000SH       Sole                17825.000
Charles Schwab & Company       COM              808513105      354 48981.000SH       Sole                48981.000
Citigroup Inc.                 COM              172967101     1221 35453.840SH       Sole                35453.840
Coca Cola                      COM              191216100      357 8831.000 SH       Sole                 8831.000
Commercial Bancshares Florida  COM              201607108     8325 256141.000SH      Sole               172395.000         83746.000
Commercial Net Realty          COM              202218103      192 12700.000SH       Sole                12700.000
Compass Bank                   COM              20449H109     1316 42099.000SH       Sole                42099.000
ConocoPhillips                 COM              20825C104     2923 54530.000SH       Sole                54530.000
Constellation Brands Inc.      COM              21036P108      306 13500.000SH       Sole                13500.000
Dell Corporation               COM              247025109      754 27600.000SH       Sole                27600.000
Deluxe Corp.                   COM              248019101     1071 26700.000SH       Sole                26700.000
Dodge & Cox Stock Fund         COM              256219106      357 4305.507 SH       Sole                 4305.507
EMC Corporation                COM              268648102      295 40822.000SH       Sole                40822.000
Emerson Electric               COM              291011104     1162 25613.000SH       Sole                25613.000
Exxon Mobil Corp               COM              302290101     1143 32691.000SH       Sole                32691.000
Florida Rock Industries        COM              341140101     5022 148347.000SH      Sole               148347.000
Flowers Foods, Inc.            COM              343496105      341 12443.001SH       Sole                12443.001
Gammon Lake Res Inc. F         COM              364915108       46 30000.000SH       Sole                30000.000
General Electric               COM              369604103     3215 126077.000SH      Sole               126077.000
Genuine Parts                  COM              372460105     1833 60072.000SH       Sole                60072.000
H J Heinz                      COM              423074103     1978 67742.000SH       Sole                67742.000
Havana Republic Inc.           COM              419304100        0 10000.000SH       Sole                10000.000
Hawaiian Electric Industries   COM              419870100      685 16812.000SH       Sole                16812.000
Hewlett Packard                COM              428236103      956 61481.967SH       Sole                61481.967
Hilton Hotel Corporation       COM              432848109      186 16052.000SH       Sole                16052.000
Home Depot                     COM              437076102     1674 68700.000SH       Sole                68700.000
Intel Corporation              COM              458140100     1755 107808.000SH      Sole               107808.000
International Business Machine COM              459200101      940 11989.801SH       Sole                11989.801
Johnson & Johnson              COM              478160104     4468 77212.000SH       Sole                77212.000
Johnson Controls               COM              478366107      924 12750.000SH       Sole                12750.000
Loch Harris Inc                COM              539578203        1 30000.000SH       Sole                30000.000
Lucent Technologies            COM              549463107       25 16851.541SH       Sole                16851.541
Mellon Bank Corp               COM              585509102     1572 73957.000SH       Sole                73957.000
Merck & Co. Inc.               COM              589331107     1221 22286.529SH       Sole                22286.529
Microsoft Corporation          COM              594918104      285 11786.000SH       Sole                11786.000
Motorola, Inc.                 COM              620076109      509 61649.000SH       Sole                61649.000
Nordstrom, Inc.                COM              655664100      600 37065.000SH       Sole                37065.000
Oracle Corporation             COM              68389X105      167 15420.000SH       Sole                15420.000
Park Place Entertainment       COM              700690100      133 18631.000SH       Sole                18631.000
Parkway Holdings Ltd           COM              V71793109        4 10000.000SH       Sole                10000.000
Patriot Transportation Holding COM              70337B102      412 18486.000SH       Sole                18486.000
Pepco Holdings Inc.            COM              737679100      315 18100.000SH       Sole                18100.000
Pepsico Inc.                   COM              713448108     2002 50037.869SH       Sole                50037.869
Pfizer                         COM              717081103     3212 103089.000SH      Sole               103089.000
Post Properties Inc.           COM              737464107      466 19300.000SH       Sole                19300.000
Procter & Gamble               COM              742718109      481 5400.000 SH       Sole                 5400.000
Regency Centers Corporation    COM              758939102     1102 33450.000SH       Sole                33450.000
Royal Dutch Petroleum          COM              780257804     1761 43220.000SH       Sole                43220.000
Safeco Corp.                   COM              786429100     1242 35527.000SH       Sole                35527.000
Safeway Stores Inc.            COM              786514208      433 22878.000SH       Sole                22878.000
Sony Corporation               COM              835699307      402 11455.000SH       Sole                11455.000
Southern Company               COM              842587107      964 33895.000SH       Sole                33895.000
Suntrust Banks Inc.            COM              867914103      595 11305.000SH       Sole                11305.000
Target Inc.                    COM              87612E106      426 14547.000SH       Sole                14547.000
Verizon Communications         COM              92343V104     1369 38720.000SH       Sole                38720.000
Wachovia Corp.                 COM              929771103     3894 114289.336SH      Sole               114289.336
Wal-Mart Stores                COM              931142103     1319 25346.000SH       Sole                25346.000
Walt Disney                    COM              254687106      189 11108.000SH       Sole                11108.000
Wells Fargo & Co.              COM              949746101     1438 31965.000SH       Sole                31965.000
Worldcom Inc Worldcom Group    COM              98157D106        2 13000.000SH       Sole                13000.000
Wyndham Intl Inc. Class A      COM              983101106        2 10000.000SH       Sole                10000.000
Z-Tel Technologies Inc.        COM              988792107    11483 7360800.000SH     None                    0.000       7360800.000
Zimmer Holdings Inc.           COM              98956P102      257 5293.000 SH       Sole                 5293.000
Alltel Corp. 7.75%             PFD                             242     5150 SH       Sole                     5150
Citigroup VII 7.125%           PFD                            1573    59350 SH       Sole                    59350
Con Edison PFD 7.25%           PFD                             337    12500 SH       Sole                    12500
JP Morgan Pfd. 7.00% 2/15/32   PFD                             483    18500 SH       Sole                    18500
Rochester G&E 6.650%           PFD                            1342    50800 SH       Sole                    50800
Safeco Corts TR  8.70%         PFD                             850    31750 SH       Sole                    31750
SunTrust Cap. IV 7.125%        PFD                            2383    89225 SH       Sole                    89225
Duke Energy Corp Units Conv. P PFD                            130    10345 SH       Sole                    10345
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